Industry and geographic information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
23.	Industry and geographic information

The Company operates in one segment, the development and commercialization of pharmaceutical products, including controlled-release therapeutic products based on its proprietary polymer based technology.

Operations outside of France consist principally of the operations of Éclat Pharmaceuticals acquired in March 2012 which had sales amounting to $560,000 in 2012; $983,000 in 2013 and $11,920,000 in 2014 (see note 4 product sales).

Revenues by geographic location of customers are as follows:

(in thousands of U.S. dollars)	As of December 31,
	2012	2013	2014
Revenues
USA	3,894	3,368	14,302
Europe	3,640	811	473
Total Revenues	7,534	4,179	14,775

The following is a summary of long-lived assets by geographic location:

(in thousands of U.S. dollars)		As of December 31,
	2012	2013	2014

Long-lived assets:
USA	$60,260	$58,868	$47,077
France	$31,966	$2,307	$1,703
Total long-lived assets	$92,226	$61,175	$48,780